UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: August 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Schedule of investments

August 31, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 100.4%
Asset-Backed Commercial Paper — 0.2%
Old Line Funding LLC	0.260%	10/21/15	$100,000,000	$99,963,889	(a)(b)
Bank Notes — 1.4%
Bank of America N.A.	0.280%	10/9/15	292,500,000	292,500,000
Bank of America N.A.	0.400%	1/11/16	350,000,000	350,000,000
Wells Fargo Bank N.A.	0.401%	7/19/16	250,000,000	250,000,000	(c)
Total Bank Notes				892,500,000
Certificates of Deposit — 36.3%
Bank of Montreal	0.310%	11/4/15	245,000,000	245,000,000
Bank of Montreal	0.310%	11/9/15	160,000,000	160,000,000
Bank of Montreal	0.310%	11/10/15	489,500,000	489,499,999
Bank of Montreal	0.348%	1/15/16	100,000,000	100,000,000	(c)
Bank of Montreal	0.363%	1/20/16	374,850,000	374,850,000	(c)
Bank of Montreal	0.510%	2/16/16	140,000,000	140,000,000
Bank of Nova Scotia	0.318%	12/29/15	400,000,000	400,000,000	(c)
Bank of Nova Scotia	0.324%	3/7/16	250,000,000	250,000,000	(c)
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	10/26/15	325,000,000	325,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	11/12/15	150,000,000	150,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.394%	1/14/16	100,000,000	100,000,000	(c)
BNP Paribas NY Branch	0.390%	11/2/15	95,000,000	95,000,000
BNP Paribas NY Branch	0.400%	11/2/15	200,000,000	200,000,000
BNP Paribas NY Branch	0.400%	11/3/15	100,000,000	100,000,000
BNP Paribas NY Branch	0.430%	1/8/16	420,000,000	420,000,000
BNP Paribas NY Branch	0.500%	2/12/16	370,000,000	370,000,000
BNP Paribas NY Branch	0.400%	2/17/16	275,000,000	275,000,000	(c)
Canadian Imperial Bank of Commerce	0.130%	9/4/15	730,000,000	730,000,000
Canadian Imperial Bank of Commerce	0.342%	1/8/16	95,000,000	95,000,000	(c)
Canadian Imperial Bank of Commerce	0.368%	2/8/16	376,700,000	376,700,000	(c)
Citibank N.A.	0.404%	10/2/15	100,000,000	100,000,000	(c)
Citibank N.A.	0.240%	10/13/15	95,000,000	95,000,000
Citibank N.A.	0.300%	11/24/15	395,000,000	395,000,000
Citibank N.A.	0.300%	11/24/15	80,000,000	80,000,000
Credit Agricole Corp.	0.180%	9/8/15	600,000,000	600,000,000
Credit Agricole Corp.	0.180%	9/14/15	440,000,000	440,000,000
Credit Agricole Corp.	0.180%	9/14/15	350,000,000	350,000,000
Credit Suisse NY	0.391%	1/11/16	200,000,000	200,000,000	(c)
Credit Suisse NY	0.440%	2/17/16	350,000,000	350,000,000	(c)
DnB NOR Bank ASA	0.130%	9/3/15	195,000,000	195,000,000

See Notes to Financial Statements.

30	Liquid Reserves Portfolio 2015 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
HSBC Bank USA	0.265%	9/1/15	$350,000,000	$350,000,000
HSBC Bank USA	0.320%	10/20/15	93,000,000	93,000,000
HSBC Bank USA	0.320%	10/23/15	197,000,000	197,000,000
HSBC Bank USA	0.342%	1/4/16	100,000,000	100,000,000	(c)
Landesbank Hessen-Thuringen	0.180%	9/25/15	90,000,000	90,000,000
Landesbank Hessen-Thuringen	0.180%	9/28/15	100,000,000	100,000,000
Landesbank Hessen-Thuringen	0.330%	11/19/15	135,000,000	135,000,000
Mitsubishi UFJ Trust & Banking NY	0.270%	9/3/15	160,000,000	160,000,000
Mitsubishi UFJ Trust & Banking NY	0.190%	9/25/15	175,000,000	175,000,000
Mitsubishi UFJ Trust & Banking NY	0.360%	10/27/15	100,000,000	100,000,000
Mitsubishi UFJ Trust & Banking NY	0.410%	1/4/16	335,000,000	335,000,000
Mizuho Bank Ltd.	0.270%	9/14/15	81,000,000	81,000,000
Mizuho Bank Ltd.	0.350%	10/26/15	450,000,000	450,000,000
Mizuho Bank Ltd.	0.350%	11/16/15	499,700,000	499,700,000
Mizuho Bank Ltd.	0.398%	1/29/16	250,000,000	250,000,000	(c)
Mizuho Bank Ltd.	0.510%	2/24/16	185,000,000	185,000,000
Natixis NY	0.380%	9/1/15	50,000,000	50,000,000
Nordea Bank Finland PLC	0.330%	11/18/15	87,000,000	87,000,000
Norinchukin Bank	0.180%	9/17/15	150,000,000	150,000,000
Norinchukin Bank	0.170%	9/24/15	135,000,000	135,000,000
Norinchukin Bank	0.190%	9/25/15	215,000,000	215,000,000
Norinchukin Bank	0.350%	10/23/15	240,000,000	239,998,270
Norinchukin Bank	0.350%	10/26/15	499,480,000	499,480,000
Norinchukin Bank	0.350%	10/27/15	150,000,000	150,000,000
Norinchukin Bank	0.360%	11/2/15	80,000,000	80,000,000
Norinchukin Bank	0.360%	11/13/15	125,000,000	124,998,735
Oversea-Chinese Banking Corp. Ltd.	0.273%	11/20/15	394,000,000	394,000,000	(c)
Oversea-Chinese Banking Corp. Ltd.	0.359%	1/25/16	200,000,000	200,000,000	(c)
Royal Bank of Canada	0.344%	1/7/16	729,600,000	729,600,000	(c)
Royal Bank of Canada	0.515%	2/10/16	150,000,000	150,000,000
Royal Bank of Canada	0.357%	3/10/16	78,500,000	78,519,027	(c)
Royal Bank of Canada	0.354%	5/13/16	50,000,000	50,003,898	(c)
Skandinaviska Enskilda Banken AB	0.641%	11/16/15	96,000,000	96,051,322	(c)
Skandinaviska Enskilda Banken AB	0.308%	12/15/15	350,000,000	350,000,000	(c)
Skandinaviska Enskilda Banken AB	0.400%	1/5/16	250,000,000	250,000,000
Standard Chartered Bank NY	0.370%	9/18/15	25,000,000	25,000,000
Standard Chartered Bank NY	0.380%	11/6/15	50,000,000	50,000,000
Standard Chartered Bank NY	0.430%	1/4/16	257,750,000	257,750,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Annual Report	31

Schedule of investments (cont’d)

August 31, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Standard Chartered Bank NY	0.430%	1/5/16	$150,000,000	$150,000,000
Standard Chartered Bank NY	0.430%	1/8/16	100,000,000	100,000,000
Standard Chartered Bank NY	0.360%	1/22/16	493,000,000	493,000,000	(c)
State Street Bank & Trust Co.	0.335%	10/22/15	425,000,000	425,000,000
State Street Bank & Trust Co.	0.361%	2/11/16	380,000,000	380,009,910	(c)
Sumitomo Mitsui Banking Corp.	0.190%	9/16/15	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.	0.190%	9/17/15	280,000,000	280,000,000
Sumitomo Mitsui Banking Corp.	0.350%	9/25/15	380,000,000	380,000,000
Sumitomo Mitsui Banking Corp.	0.300%	10/9/15	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.	0.398%	1/12/16	384,450,000	384,450,000	(c)
Sumitomo Mitsui Banking Corp.	0.400%	1/22/16	105,000,000	105,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	9/9/15	37,000,000	37,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.190%	9/28/15	200,000,000	200,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.300%	10/13/15	150,000,000	150,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/15/15	166,400,000	166,399,994
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/26/15	72,500,000	72,500,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/27/15	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	11/2/15	120,000,000	120,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.398%	1/19/16	300,000,000	300,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.400%	1/22/16	65,000,000	65,000,000	(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.398%	1/29/16	100,000,000	100,000,000	(c)
Svenska Handelsbanken NY	0.290%	9/21/15	250,000,000	250,000,000
Svenska Handelsbanken NY	0.315%	11/12/15	495,000,000	495,004,943
Swedbank AB	0.130%	9/4/15	100,000,000	100,000,000
Toronto Dominion Bank NY	0.342%	1/8/16	320,000,000	320,000,000	(c)
Toronto Dominion Bank NY	0.500%	1/27/16	100,000,000	100,000,000
Toronto Dominion Bank NY	0.500%	1/27/16	100,000,000	100,000,000
UBS AG Stamford Branch	0.408%	2/17/16	350,000,000	350,000,000	(c)
UBS AG Stamford Branch	0.433%	2/19/16	400,000,000	400,000,000	(c)
Wells Fargo Bank N.A.	0.344%	1/13/16	450,000,000	450,000,000	(c)
Wells Fargo Bank N.A.	0.328%	2/16/16	247,250,000	247,250,000	(c)
Total Certificates of Deposit				23,084,766,098
Commercial Paper — 35.1%
3M Co.	0.050%	9/1/15	70,000,000	70,000,000	(a)(b)
ANZ National International Ltd.	0.312%	9/8/15	100,000,000	100,002,991	(b)(c)
ANZ National International Ltd.	0.310%	11/12/15	95,000,000	94,941,100	(a)(b)
ANZ National International Ltd.	0.411%	12/22/15	214,350,000	214,076,585	(a)(b)
ASB Finance Ltd.	0.285%	9/25/15	92,000,000	91,982,520	(a)(b)

See Notes to Financial Statements.

32	Liquid Reserves Portfolio 2015 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Bank Nederlandse Gemeenten NV	0.305%	12/1/15	$260,000,000	$259,799,548	(a)(b)
Bank of Nova Scotia	0.316%	11/2/15	93,400,000	93,349,330	(a)(b)
Bank of Nova Scotia	0.310%	11/6/15	497,000,000	496,717,538	(a)(b)
Bank of Nova Scotia	0.331%	4/4/16	195,000,000	195,000,000	(c)
BNP Paribas Fortis Funding	0.060%	9/1/15	485,000,000	485,000,000	(a)
BNZ International Funding Ltd.	0.300%	10/23/15	95,000,000	94,958,833	(a)(b)
BNZ International Funding Ltd.	0.310%	11/12/15	100,000,000	99,938,000	(a)(b)
BNZ International Funding Ltd.	0.300%	11/16/15	100,000,000	99,936,667	(a)(b)
Caisse des Depots et Consignations	0.160%	9/18/15	355,000,000	354,973,178	(a)(d)
Caisse des Depots et Consignations	0.300%	10/1/15	496,500,000	496,375,875	(a)(d)
Caisse des Depots et Consignations	0.240%	10/5/15	388,749,000	388,660,884	(a)(d)
Coca-Cola Co.	0.421%	1/26/16	50,000,000	49,914,250	(a)(b)
Coca-Cola Co.	0.421%	1/27/16	75,000,000	74,870,500	(a)(b)
Colgate-Palmolive Co.	0.050%	9/1/15	75,000,000	75,000,000	(a)(b)
Commonwealth Bank of Australia	0.100%	9/1/15	36,000,000	36,000,000	(a)(b)
Commonwealth Bank of Australia	0.215%	9/22/15	180,000,000	179,977,425	(a)(b)
Commonwealth Bank of Australia	0.230%	9/29/15	68,500,000	68,487,746	(a)(b)
Credit Agricole Corporate and Investment Bank	0.070%	9/1/15	550,839,000	550,839,000	(a)
Credit Suisse NY	0.300%	10/20/15	197,000,000	196,919,558	(a)
Credit Suisse NY	0.451%	1/4/16	454,900,000	454,189,219	(a)
Credit Suisse NY	0.451%	1/4/16	314,965,000	314,472,867	(a)
Danske Corp.	0.265%	10/19/15	100,000,000	99,964,666	(a)(b)
Danske Corp.	0.265%	10/22/15	100,000,000	99,962,458	(a)(b)
Danske Corp.	0.265%	10/26/15	47,250,000	47,230,870	(a)(b)
DBS Bank Ltd.	0.210%	9/1/15	100,000,000	100,000,000	(a)(b)
DBS Bank Ltd.	0.210%	9/2/15	90,000,000	89,999,475	(a)(b)
DBS Bank Ltd.	0.220%	9/8/15	200,000,000	199,991,444	(a)(b)
DBS Bank Ltd.	0.220%	9/9/15	100,000,000	99,995,111	(a)(b)
DBS Bank Ltd.	0.290%	11/2/15	100,000,000	99,950,056	(a)(b)
DBS Bank Ltd.	0.290%	11/3/15	97,550,000	97,500,493	(a)(b)
DBS Bank Ltd.	0.280%	11/4/15	82,274,000	82,233,046	(a)(b)
DBS Bank Ltd.	0.401%	1/4/16	200,000,000	199,722,222	(a)(b)
DBS Bank Ltd.	0.401%	1/7/16	100,000,000	99,857,778	(a)(b)
DnB NOR Bank ASA	0.326%	10/20/15	142,000,000	141,937,185	(a)(b)
DnB NOR Bank ASA	0.326%	10/20/15	100,000,000	99,955,764	(a)(b)
DnB NOR Bank ASA	0.326%	10/28/15	100,000,000	99,948,542	(a)(b)
DnB NOR Bank ASA	0.321%	11/10/15	50,000,000	49,968,889	(a)(b)
HSBC Bank PLC	0.300%	9/22/15	91,400,000	91,384,005	(a)(b)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Annual Report	33

Schedule of investments (cont’d)

August 31, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
HSBC Bank PLC	0.321%	10/29/15	$220,000,000	$219,886,578	(a)(b)
HSBC Bank PLC	0.346%	1/12/16	270,000,000	270,000,000	(b)(c)
HSBC USA Inc.	0.336%	10/28/15	150,000,000	149,920,438	(a)
ING U.S. Funding LLC	0.320%	10/6/15	130,000,000	129,959,556	(a)
ING U.S. Funding LLC	0.320%	10/14/15	350,000,000	349,866,223	(a)
ING U.S. Funding LLC	0.421%	12/28/15	327,500,000	327,049,142	(a)
JPMorgan Securities LLC	0.321%	11/2/15	442,000,000	441,756,408	(a)
JPMorgan Securities LLC	0.350%	11/23/15	395,000,000	395,000,000	(c)
JPMorgan Securities LLC	0.401%	12/4/15	370,000,000	369,613,556	(a)
Landesbank Hessen-Thuringen	0.180%	9/18/15	175,000,000	174,985,125	(a)(b)
Landesbank Hessen-Thuringen	0.180%	9/25/15	90,000,000	89,989,200	(a)(b)
Lloyds Bank PLC	0.411%	12/24/15	50,000,000	49,935,083	(a)
Lloyds Bank PLC	0.401-0.411%	12/30/15	550,000,000	549,248,334	(a)
Lloyds Bank PLC	0.401-0.411%	12/30/15	249,825,000	249,491,900	(a)
Lloyds Bank PLC	0.501%	2/12/16	350,000,000	349,202,777	(a)
Lloyds Bank PLC	0.501%	2/23/16	300,000,000	299,270,833	(a)
Natixis NY	0.070%	9/1/15	1,420,000,000	1,420,000,000	(a)
Nordea Bank AB	0.205%	9/1/15	200,000,000	200,000,000	(a)(b)
Nordea Bank AB	0.255%	10/5/15	25,000,000	24,993,979	(a)(b)
Nordea Bank AB	0.300%	10/21/15	200,000,000	199,916,667	(a)(b)
Nordea Bank AB	0.316%	11/10/15	415,000,000	414,745,812	(a)(b)
NRW Bank	0.130%	9/2/15	415,000,000	414,998,501	(a)(b)
NRW Bank	0.195%	9/14/15	500,000,000	499,964,792	(a)(b)
NRW Bank	0.195%	9/14/15	100,000,000	99,992,958	(a)(b)
NRW Bank	0.185%	9/21/15	150,000,000	149,984,583	(a)(b)
NRW Bank	0.205%	10/1/15	220,000,000	219,962,417	(a)(b)
NRW Bank	0.205%	10/2/15	150,000,000	149,973,521	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	0.210%	9/3/15	200,000,000	199,997,667	(a)
Oversea-Chinese Banking Corp. Ltd.	0.130%	9/4/15	90,000,000	89,999,025	(a)
Oversea-Chinese Banking Corp. Ltd.	0.220%	9/16/15	95,000,000	94,991,292	(a)
Oversea-Chinese Banking Corp. Ltd.	0.401%	1/5/16	150,000,000	149,790,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.359%	1/25/16	200,000,000	200,000,000	(c)
PNC Bank NA	0.411%	10/14/15	144,000,000	143,929,480	(a)
PNC Bank NA	0.411%	10/14/15	5,350,000	5,347,380	(a)
PNC Bank NA	0.381-0.391%	11/2/15	272,000,000	271,819,890	(a)
PNC Bank NA	0.381-0.391%	11/2/15	41,250,000	41,223,004	(a)
PNC Bank NA	0.401%	11/9/15	143,000,000	142,890,367	(a)
Rabobank Nederland	0.310%	11/5/15	345,000,000	344,806,896	(a)

See Notes to Financial Statements.

34	Liquid Reserves Portfolio 2015 Annual Report

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
Reckitt Benckiser Treasury	0.300%	11/6/15	$100,000,000	$99,945,000	(a)(b)
Reckitt Benckiser Treasury	0.501%	3/1/16	153,000,000	152,613,250	(a)(b)
Skandinaviska Enskilda Banken AG	0.341%	9/21/15	437,000,000	436,917,456	(a)(b)
Skandinaviska Enskilda Banken AG	0.351%	9/22/15	90,000,000	89,981,625	(a)(b)
Skandinaviska Enskilda Banken AG	0.300%	10/21/15	295,000,000	294,877,084	(a)(b)
Societe Generale N.A.	0.060%	9/1/15	335,000,000	335,000,000	(a)(b)
Svenska Handelsbanken AB	0.290%	9/21/15	245,000,000	244,960,528	(a)(b)
Swedbank AB	0.331%	10/27/15	196,000,000	195,899,386	(a)
Swedbank AB	0.331%	10/28/15	50,000,000	49,973,875	(a)
Toronto Dominion Holdings	0.160%	9/9/15	472,250,000	472,233,208	(a)(b)
Toronto Dominion Holdings	0.130%	9/11/15	450,000,000	449,983,750	(a)(b)
UBS Finance Delaware LLC	0.511%	2/10/16	100,000,000	99,770,500	(a)
UBS Finance Delaware LLC	0.511%	2/10/16	20,000,000	19,954,100	(a)
UBS Finance Delaware LLC	0.531%	3/2/16	300,000,000	299,191,749	(a)
UBS Finance Delaware LLC	0.531%	3/2/16	75,000,000	74,797,937	(a)
United Overseas Bank Ltd.	0.270%	10/19/15	195,000,000	194,929,800	(a)(b)
United Overseas Bank Ltd.	0.300%	11/19/15	90,000,000	89,940,750	(a)(b)
United Overseas Bank Ltd.	0.401%	1/5/16	115,000,000	114,839,000	(a)(b)
United Overseas Bank Ltd.	0.401%	1/8/16	200,000,000	199,713,333	(a)(b)
United Overseas Bank Ltd.	0.401%	1/12/16	100,000,000	99,852,222	(a)(b)
United Overseas Bank Ltd.	0.451%	2/12/16	193,805,000	193,407,700	(a)(b)
United Overseas Bank Ltd.	0.451%	2/17/16	100,000,000	99,788,750	(a)(b)
United Technologies Corp.	0.100%	9/1/15	100,000,000	100,000,000	(a)(b)
Westpac Banking Corp.	0.300%	11/18/15	345,000,000	345,000,000	(b)(c)
Westpac Banking Corp.	0.303%	11/20/15	220,000,000	220,000,000	(b)(c)
Total Commercial Paper				22,304,060,005
Corporate Bonds & Notes — 1.1%
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	75,000,000	75,120,759
ING Bank NV, Senior Notes	3.000%	9/1/15	34,410,000	34,410,000	(d)
ING Bank NV, Senior Notes	4.000%	3/15/16	97,000,000	98,714,723	(d)
JPMorgan Chase Bank N.A., Senior Notes	0.439%	7/7/16	300,000,000	300,000,000	(c)
Kimberly-Clark Corp., Senior Notes	4.279%	12/21/15	51,405,000	52,000,751	(d)
Lloyds Bank PLC, Senior Notes	4.875%	1/21/16	57,038,000	57,985,303
Westpac Banking Corp., Senior Notes	3.000%	12/9/15	100,271,000	100,981,299
Total Corporate Bonds & Notes				719,212,835
Medium-Term Notes — 0.5%
Wells Fargo Bank N.A.	0.461%	7/22/16	275,000,000	275,000,000	(c)

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Annual Report	35

Schedule of investments (cont’d)

August 31, 2015

Liquid Reserves Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Supranationals/Sovereigns — 1.4%
European Investment Bank	0.200%	9/8/15	$485,000,000	$484,981,139	(a)
European Investment Bank	0.200%	9/24/15	415,000,000	414,946,972	(a)
Total Supranationals/Sovereigns				899,928,111
Time Deposits — 14.5%
Bank of Tokyo Mitsubishi	0.050%	9/1/15	706,557,000	706,557,000
BNP Paribas Grand Cayman	0.060%	9/1/15	165,000,000	165,000,000
CIBC Grand Cayman	0.060%	9/1/15	675,000,000	675,000,000
Credit Agricole Grand Cayman	0.070%	9/1/15	305,000,000	305,000,000
DnB NOR Bank ASA	0.060%	9/1/15	820,000,000	820,000,000
Lloyds Bank PLC	0.060%	9/1/15	650,000,000	650,000,000
National Australia Bank Grand Cayman	0.060%	9/1/15	360,000,000	360,000,000
National Bank of Canada	0.050%	9/1/15	150,000,000	150,000,000
Natixis Grand Cayman	0.080%	9/1/15	700,000,000	700,000,000
Nordea Finland Grand Cayman	0.060%	9/1/15	1,350,000,000	1,350,000,000
Skandinaviska Enskilda Cayman	0.070%	9/1/15	841,680,000	841,680,000
Standard Chartered Bank NY	0.070%	9/1/15	540,000,000	540,000,000
Svenska Handelsbanken Grand Cayman	0.060%	9/1/15	700,000,000	700,000,000
Swedbank Grand Cayman	0.050%	9/1/15	1,260,000,000	1,260,000,000
Total Time Deposits				9,223,237,000
U.S. Treasury Notes — 7.9%
U.S. Treasury Notes	0.095%	1/31/16	988,475,000	988,422,831	(c)
U.S. Treasury Notes	0.250%	2/29/16	150,000,000	150,052,081
U.S. Treasury Notes	0.119%	4/30/16	580,000,000	580,003,622	(c)
U.S. Treasury Notes	0.120%	7/31/16	375,000,000	375,003,475	(c)
U.S. Treasury Notes	0.103%	10/31/16	1,025,000,000	1,024,866,602	(c)
U.S. Treasury Notes	0.124%	4/30/17	1,180,000,000	1,180,035,159	(c)
U.S. Treasury Notes	0.127%	7/31/17	700,000,000	699,916,617	(c)
Total U.S. Treasury Notes				4,998,300,387
Repurchase Agreements — 2.0%
Bank of America Corp. tri-party repurchase agreement dated 8/31/15; Proceeds at maturity — $1,281,275,022; (Fully collateralized by various U.S. government agency obligations, corporate bonds and notes and money market instruments, 0.000% to 8.750% due 9/1/2015 to 1/1/2114; Market value — $1,309,495,097)	0.220%	2/10/16	1,280,000,000	1,280,000,000
Total Investments — 100.4% (Cost — $63,776,968,325#)				63,776,968,325
Liabilities in Excess of Other Assets — (0.4)%				(235,450,455)
Total Net Assets — 100.0%				$63,541,517,870

See Notes to Financial Statements.

36	Liquid Reserves Portfolio 2015 Annual Report

Liquid Reserves Portfolio

(a)	Rate shown represents yield-to-maturity.

(b)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Annual Report	37

Statement of assets and liabilities

August 31, 2015

Assets:
Investments, at value	$63,776,968,325
Cash	158,300,706
Interest receivable	18,910,524
Total Assets	63,954,179,555

Liabilities:
Payable for securities purchased	411,417,736
Trustees’ fees payable	86,767
Accrued expenses	1,157,182
Total Liabilities	412,661,685
Total Net Assets	$63,541,517,870

Represented by:
Paid-in-capital	$63,541,517,870

See Notes to Financial Statements.

38	Liquid Reserves Portfolio 2015 Annual Report

Statement of operations

For the Year Ended August 31, 2015

Investment Income:
Interest	$149,515,660

Expenses:
Investment management fee (Note 2)	67,000,688
Fund accounting fees	3,363,942
Trustees’ fees	1,053,344
Legal fees	712,045
Custody fees	382,963
Audit and tax fees	44,780
Miscellaneous expenses	76,081
Total Expenses	72,633,843
Less: Fee waivers and/or expense reimbursements (Note 2)	(67,000,688)
Net Expenses	5,633,155
Net Investment Income	143,882,505
Net Realized Gain on Investments	701,909
Increase in Net Assets from Operations	$144,584,414

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Annual Report	39

Statements of changes in net assets

For the Years Ended August 31,	2015	2014

Operations:
Net investment income	$143,882,505	$75,247,060
Net realized gain	701,909	872,607
Increase in Net Assets from Operations	144,584,414	76,119,667

Capital Transactions:
Proceeds from contributions	96,487,778,857	118,607,684,090
Value of withdrawals	(107,494,184,065)	(117,856,006,478)
Increase (Decrease) in Net Assets from Capital Transactions	(11,006,405,208)	751,677,612
Increase (Decrease) in Net Assets	(10,861,820,794)	827,797,279

Net Assets:
Beginning of year	74,403,338,664	73,575,541,385
End of year	$63,541,517,870	$74,403,338,664

See Notes to Financial Statements.

40	Liquid Reserves Portfolio 2015 Annual Report

Financial highlights

For the years ended August 31:
	2015	2014	2013	2012	2011

Net assets, end of year (millions)	$63,542	$74,403	$73,576	$61,127	$38,040
Total return[1]	0.22%	0.10%	0.17%	0.23%	0.27%

Ratios to average net assets:
Gross expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Net expenses[2,3]	0.01	0.10	0.10	0.10	0.10
Net investment income	0.21	0.10	0.17	0.23	0.27

[1]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

As a result of a voluntary expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Portfolio did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[3]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2015 Annual Report	41

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

42	Liquid Reserves Portfolio 2015 Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-term investments†	—	$63,776,968,325	—	$63,776,968,325

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination. Gross realized gains and/or losses of the Portfolio are allocated to the Holders in a manner such that, the net asset values per share of each Holder, after each such allocation is closer to the total of all Holders’ net asset values divided by the aggregate number of shares outstanding for all Holders.

Liquid Reserves Portfolio 2015 Annual Report	43

Notes to financial statements (cont’d)

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the year ended August 31, 2015, as a result of a voluntary expense limitation arrangement, the ratio of expenses other than interest, brokerage, taxes, extraordinary

44	Liquid Reserves Portfolio 2015 Annual Report

expenses and acquired fund fees and expenses, to average net assets did not exceed 0.10%. This arrangement may be reduced or terminated under certain circumstances. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the year ended August 31, 2015, fees waived and/or expenses reimbursed amounted to $67,000,688.

LMPFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

During the year ended August 31, 2015, the Portfolio did not invest in derivative instruments.

4. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The compliance date for most of these changes is October 14, 2016.

Liquid Reserves Portfolio 2015 Annual Report	45

Report of independent registered public accounting firm

The Board of Trustees and Investors

Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Reserves Portfolio (the “Portfolio”), a series of Master Portfolio Trust, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodian and broker or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2015, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

October 15, 2015

46	Liquid Reserves Portfolio 2015 Annual Report

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolio is set forth below.

The Portfolio’s registration statement includes additional information about Trustees and is available, without charge, upon request by calling 1-877-721-1926 or 1-203-703-6002.

Independent Trustees†:
Elliott J. Berv
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); formerly, Chief Executive Officer, Rocket City Enterprises (media) (2000 to 2005)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Jane F. Dasher
Year of birth	1949
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Mark T. Finn
Year of birth	1943
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	Adjunct Professor, College of William & Mary (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988); Principal/Member, Balvan Partners (investment management) (2002 to 2009)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

32	Liquid Reserves Portfolio

Independent Trustees cont’d
Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years	Chairman Emeritus (since 2011) and formerly Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1974 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Advisors, LLC (since 2011); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Richard E. Hanson, Jr.
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired; formerly Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (1996 to 2000)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Diana R. Harrington
Year of birth	1940
Position(s) with Trust	Trustee and Chair
Term of office[1] and length of time served[2]	Since 1992 (Chair of the Board since 2013)
Principal occupation(s) during past five years	Babson Distinguished Professor of Finance, Babson College (since 1992)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); formerly, General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); formerly, Senior Vice President, New York State Urban Development Corporation (1984 to 1986); formerly, Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); formerly, Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); formerly, Director, Alexander’s Inc. (department store) (1987 to 1990)

Liquid Reserves Portfolio	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees cont’d
Susan B. Kerley
Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director and Trustee (since 1990) and formerly, Chairman (2005 to 2012) of various series of MainStay Family of Funds (66 funds); Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); Chairman of the Independent Directors Council (2012 to 2014)

Alan G. Merten
Year of birth	1941
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President Emeritus (since 2012) and formerly, President, George Mason University (1996 to 2012)
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	Director Emeritus (since 2012) and formerly, Director, Cardinal Financial Corporation (2006 to 2012); Trustee, First Potomac Realty Trust (since 2005); Director, DeVry Inc. (educational services) (since 2012); formerly, Director, Xybernaut Corporation (information technology) (2004 to 2006); formerly, Director, Digital Net Holdings, Inc. (2003 to 2004); formerly, Director, Comshare, Inc. (information technology) (1985 to 2003)

R. Richardson Pettit
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Retired; Duncan Professor of Finance Emeritus, University of Houston (1977 to 2006); previous academic or management positions include: University of Washington, University of Pennsylvania and Purdue University
Number of funds in fund complex overseen by Trustee	53
Other board memberships held by Trustee during past five years	None

34	Liquid Reserves Portfolio

Interested Trustee and Officer:
Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President, and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during past five years	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2015); Officer and/or Trustee/Director of 156 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); formerly, Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); formerly, Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	147
Other board memberships held by Trustee during past five years	None

Additional Officers:
Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands, (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Liquid Reserves Portfolio	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d
Vanessa A. Williams Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1979
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

36	Liquid Reserves Portfolio

Additional Officers cont’d
Richard F. Sennett Legg Mason 100 International Drive, 7th Floor, Baltimore, MD 21202
Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Steven Frank Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1967
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during past five years	Vice President of Legg Mason & Co. and Legg Mason & Co. predecessors (since 2002); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. predecessors (prior to 2005)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Portfolio within the meaning of section 2(a)(19) of the 1940 Act.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Effective June 1, 2015, Ms. Trust became a Trustee. Ms. Trust is an “interested person” of the Portfolio, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Liquid Reserves Portfolio	37

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2014 and August 31, 2015 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $172,000 in 2014 and $191,300 in 2015.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in 2014 and $0 in 2015.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $19,500 in 2014 and $21,690 in 2015. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust were $0 in 2014 and $0 in 2015.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with

LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph(c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for 2014 and 2015; Tax Fees were 100% and 100% for 2014 and 2015; and Other Fees were 100% and 100% for 2014 and 2015.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2015.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 22, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	October 22, 2015